Note 3 - Other Comprehensive (Loss) Income - Components of Other Comprehensive (Loss) Income and Related Tax Effects (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross unrealized (losses) gains arising during the period.	$ (1,016)	$ 344	$ 38
Gross unrealized (losses) gains arising during the period.	(404)	137	(218)
Gross unrealized (losses) gains arising during the period.	(612)	207	256
Less reclassification of net (losses) gains included in net income	(10)	6	0
Less reclassification of net (losses) gains included in net income	(4)	3	0
Less reclassification of net (losses) gains included in net income	(6)	3	0
Net unrealized gains (losses) arising during the period, before tax	(1,006)	338	38
Net unrealized gains (losses) arising during the period, tax effect	(400)	134	(218)
Net unrealized gains (losses) arising during the period, net of tax	(606)	204	256
Other comprehensive income (loss), before tax	(1,006)	338	38
Other comprehensive income (loss), tax effect	(400)	134	(218)
Other comprehensive income (loss), net of tax	$ (606)	$ 204	$ 256